SUBSEQUENT EVENTS (Details Narrative) - USD ($)					6 Months Ended	12 Months Ended
	Jan. 11, 2024	Jul. 26, 2023	Jul. 26, 2023	Oct. 24, 2022	Sep. 30, 2023	Mar. 31, 2023 [1]	May 10, 2024
Subsequent Event [Line Items]
Cash consideration				$ 77,641
Top Elect Group Limited (“Top Elect”) [Member]
Subsequent Event [Line Items]
Issued share of common stock			1,202,981
Cash consideration			$ 1,203
Trade Expert Holdings Limited [Member]
Subsequent Event [Line Items]
Issued share of common stock			65,206
Cash consideration			$ 61
Next Master Investments Limited [Member]
Subsequent Event [Line Items]
Issued share of common stock			61,038	38,622
Cash consideration			$ 65	$ 77,244
Subsequent Event [Member] | Top Elect Group Limited (“Top Elect”) [Member]
Subsequent Event [Line Items]
Issued share of common stock		1,202,981
Cash consideration		$ 1,203
Subsequent Event [Member] | Trade Expert Holdings Limited [Member]
Subsequent Event [Line Items]
Issued share of common stock		65,206
Cash consideration		$ 65
Subsequent Event [Member] | Next Master Investments Limited [Member]
Subsequent Event [Line Items]
Issued share of common stock		61,038
Cash consideration		$ 61
Common Stock [Member]
Subsequent Event [Line Items]
Issued share of common stock					1,329,225	38,622
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares offering to public	2,449,943
Shares offering to public, share price	$ 4.00
Net proceed from offering	$ 8,680,594
Shares issued							1,539,281

[1]	The shares amounts are presented on a retroactive basis.